Financial instruments and risk management	6 Months Ended
Sep. 30, 2018
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Financial instruments and risk management
8	Financial instruments and risk management

Fair value of financial assets and liabilities measured at amortised cost

At 30 September 2018, the fair value of listed bonds and other long-term borrowings was £17,507m (31 March 2018: £14,878m) and the carrying value was £16,212m (31 March 2018: £13,491m) and fair value of finance leases was £245m (31 March 2018: £253m) and carrying value was £218m (31 March 2018: £223m)

The fair value of the following financial assets and liabilities approximate to their carrying amount:

•	Cash and cash equivalents

•	Trade and other receivables

•	Trade and other payables

•	Provisions

•	Investments held at amortised cost

•	Other short term borrowings

•	Investments classified as loans and receivable

•	Contract assets

•	Contract liabilities

The group’s activities expose it to a variety of financial risks: market risk (including interest rate risk and foreign exchange risk); credit risk; and liquidity risk. There have been no changes to the risk management policies which cover these risks since 31 March 2018.

Fair value estimation

IFRS9 introduces three new categories of financial assets, fair value through profit and loss, fair value through other comprehensive income and amortised cost. At 31 March 2018 assets held at fair value included £2,575m of investments in liquidity funds, held as available for sale. These investments are held with the objective of collecting contractual cashflows. Under IFRS 9 they have therefore been classified as amortised cost. All other assets which were previously held as available for sale are now held as fair value through other comprehensive income.

These instruments are further analysed by three levels of valuation methodology which are:

1.	Level 1 – uses quoted prices in active markets for identical assets or liabilities

2.	Level 2 – uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly

3.	Level 3 – uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods.

The fair value of the group’s outstanding derivative financial assets and liabilities were estimated using discounted cash flow models and market rates of interest and foreign exchange at the balance sheet date.

	Level 1	Level 2	Level 3	Total held at fair value
30 September 2018	£m	£m	£m	£m
Investments
Fair value through other comprehensive income	38	-	15	53
Fair value through profit and loss	6	-	-	6
Derivative assets
Designated in a hedge	-	1,521	-	1,521
Fair value through profit and loss	-	257	-	257
Total assets	44	1,778	15	1,837
Derivative liabilities
Designated in a hedge	-	564	-	564
Fair value through profit and loss	-	195	-	195
Total liabilities	-	759	-	759

	Level 1	Level 2	Level 3	Total held at fair value
31 March 2018	£m	£m	£m	£m
Investments
Available for sale	32	2,575	14	2,621
Fair value through profit and loss	7	-	-	7
Derivative assets
Designated in a hedge	-	1,248	-	1,248
Fair value through profit and loss	-	261	-	261
Total assets	39	4,084	14	4,137
Derivative liabilities
Designated in a hedge	-	628	-	628
Fair value through profit and loss	-	209	-	209
Total liabilities	-	837	-	837

No gains or losses have been recognised in the income statement in respect of Level 3 assets held at 30 September 2018. There were no changes to the valuation methods or transfers between levels 1, 2 and 3 during the half year.